Provisions and Other Liabilities - Estimated Amounts of Employer's Contributions to Plan Assets (Detail) - Less than 1 year [Member] € in Millions	12 Months Ended
Dec. 31, 2017 EUR (€)
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 136
France [Member]
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	5
Germany [Member]
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	36
United States [Member]
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	0
UK [Member]
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	45
Other Countries [Member]
Disclosure of fair value of plan assets [Line Items]
Estimate of contributions expected to be paid to plan for next annual reporting period	€ 50